SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

15. SHARE-BASED PAYMENTS

Share incentive plan

In 2020, the Company adopted a share incentive plan (the “2020 Plan”), to provide additional incentives to employees, directors and consultants, under which options previously granted by the VIE were carried over on a one-for-one basis with identical terms and conditions under the 2020 Plan. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2020 Plan was initially 19,684,555 ordinary shares, plus an annual increase on the first day of each fiscal year during the ten-year term of the plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to 2.0% of the total number of issued and outstanding shares on the last day of the immediately preceding fiscal year. The options granted under the 2020 Plan have a contractual term of 10 years.

The options granted prior to IPO are accounted for as equity awards and contain both service and performance vesting conditions. The options generally vest in several installments over certain service periods, subject to certain specified performance targets. In addition, majority of the options granted will not be vested and exercisable until the closing of an IPO and the completion of the requisite service periods after such IPO. Certain options granted would be fully vested and exercisable upon the closing of an IPO.

In December 2021, the Company modified its share options granted under the 2020 Plan, to remove certain performance vesting conditions, if bound, for eligible share options. The incremental cost resulted from the modification was not material.

In September 2022, the Company modified the exercise prices for eligible outstanding options as of September 30, 2022, originally granted with exercise prices above US$0.2 per Class A ordinary share to the employees. Upon the modification, the exercise prices of these options were decreased to US$0.2 per Class A ordinary share, while other terms remained unchanged. The total incremental cost as a result of this modification amounted to RMB4,022 thousand, with RMB1,900 thousand recognized on the date of modification, and the remaining recognized over the remaining vesting period of the awards.

In December 2022, 4,868,000 shares options were granted to certain directors and employees. The options granted are subject to service condition only, and vest in several installments with vesting schedules ranging from immediate to 4 years. The options were accounted for as equity awards with shared-based compensation expenses recognized over the vesting periods.

A summary of the option activities under the 2020 Plan is stated below:

				Weighted‑
		Weighted‑	Weighted‑	average
		average	average	remaining	Aggregate
	Number of	exercise	grant‑date	contractual	intrinsic
	options	price	fair value	term	value
		US$	US$	Years	US$ in thousands
Outstanding, December 31, 2023	15,060,889	0.15	1.01	6.87	7,396
Forfeited/expired	(496,206)	0.87	0.87
Exercised	(57,990)	0.11
Outstanding, December 31, 2024	14,506,693	0.12	1.02	5.88	3,289
Vested and expected to vest at December 31, 2024	14,506,693	0.12	1.02	5.88	3,289
Exercisable at December 31, 2024	13,174,568	0.13	1.09	5.67	2,905

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2023 and 2024, and the options’ exercise price, respectively. The total intrinsic value of options exercised was RMB32 thousand, RMB272 thousand and RMB95 thousand (US$13 thousand) during the years ended December 31, 2022, 2023 and 2024, respectively.

15. SHARE-BASED PAYMENTS (Continued)

The total fair value of share options vested during the years ended December 31, 2022, 2023 and 2024 was RMB21,206 thousand, RMB18,099 thousand and RMB16,259 thousand (US$2,227 thousand), respectively. The weighted-average grant-date fair value of options granted during the year ended December 31, 2022 was US$0.36, and there were no options granted during the years ended December 31, 2023 and 2024. As of December 31, 2024, total unrecognized share-based compensation expenses related to unvested share-based awards were RMB1,288 thousand (US$176 thousand), which were expected to be recognized over a weighted-average vesting period of 0.63 year.

Fair value of options

The fair value of options was determined using the binomial option pricing model, with the assistance of an independent third-party valuation firm. The binomial option pricing model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatilities, the Group has made reference to historical volatilities of several comparable companies. The suboptimal exercise factor was estimated based on the Group’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The fair value of ordinary shares is one-fifth of the price of the Company’s ADSs publicly traded on the New York Stock Exchange.

The assumptions used to estimate the fair value of the options granted during the year ended December 31, 2022 were as follows:

For the year ended
December 31, 2022
Fair value per ordinary share as at valuation date	US$0.41
Risk‑free rate	3.44%
Expected volatility	71.71%
Exercise multiple	2.2 — 2.8

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended
	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	348	299	106	15
Research and development expenses	6,377	4,055	1,303	179
Sales and marketing expenses	1,599	707	164	22
General and administrative expenses	4,720	4,374	1,251	171
	13,044	9,435	2,824	387